Vanguard Russell 1000 Growth Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.05%	18.66%	16.38%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.80%	15.33%	14.12%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.24%	18.88%	16.67%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.16%	18.88%	16.67%